Revenue and Segment Reporting (Details) - Schedule of reconciliations of reportable segment revenues and profit or loss - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenue
Consolidated revenue (note 17(a))	¥ 411,319	¥ 370,909
Profit
Reportable segment profit	137,980	87,565
Other profit	(1,018)	2,569
Reportable segment profit derived from Group’s external customers	136,962	90,134
Selling and marketing expenses	(147,543)	(139,466)
General and administrative expenses	(96,677)	(116,381)
Research and development expenses	(7,526)	(15,182)
Interest income	173	282
Interest expenses	(3,475)	(2,284)
Foreign currency exchange loss, net	(1,054)	258
Gains on disposal of subsidiaries	(5,495)	(10,163)
Government grants	6,369	12,879
Equity in income on equity method investments	1,449	107
Depreciation and amortization	(7,072)	(9,457)
Share-based compensation expenses	(38,358)	(4,577)
Warrant financing	(2,404)
Others, net	10,349	3,683
Unallocated head office and corporate expenses	(12,084)	(4,615)
Consolidated loss before income tax	(166,386)	(194,782)
Reportable segment revenue [Member]
Revenue
Consolidated revenue (note 17(a))	359,243	365,555
Other revenue [Member]
Revenue
Consolidated revenue (note 17(a))	¥ 52,076	¥ 5,354